Liabilities to credit institutions (Tables)	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Disclosure of detailed information about borrowings
The carrying amount of Polestar Group’s liabilities to credit institutions as of December 31, 2024 and 2023 were as follows:

Liabilities to credit institutions	As of December 31,
Current	2024	2023
Working capital loans from banks	2,414,763	1,923,755
Floorplan facilities	89,471	75,963
Sale-leaseback facilities	8,160	26,947
Total	$2,512,394	$2,026,665
Non-Current
Syndicated loans from banks	927,235	—
Total	$927,235	$—

Total liabilities to credit institutions	$3,439,629	$2,026,665
The Group had the following current working capital loans outstanding as of December 31, 2024:

Currency	Term	Security	Interest	Nominal amount in respective currency	Carrying value in USD
CNY	March 2024 - March 2025	Unsecured[6]	12 month LPR[3] plus 1.05% settled quarterly	177,000	24,249
CNY	April 2024 - April 2025	Unsecured[6]	12 month LPR[3] plus 0.35% settled quarterly	473,000	64,802
CNY	May 2024 - May 2025	Unsecured[6]	12 month LPR[3] plus 0.35% settled quarterly	88,000	12,056
CNY	June 2024 - June 2025	Unsecured[6]	12 month LPR[3] plus 0.85% settled quarterly	231,000	31,647
USD	August 2024 - June 2025	Unsecured[6]	7.8% per annum, settled quarterly	196,000	196,000
USD	August 2024 - August 2025	Secured[1]	12 month Term SOFR[5] plus 0.55% settled quarterly	320,000	320,000
USD	August 2024 - August 2025	Unsecured[6]	12 month Term SOFR[5] plus 0.55% settled quarterly	82,000	82,000
USD	August 2024 - August 2025	Secured[1]	12 month Term SOFR[5] plus 1.15% settled on maturity	100,000	100,000
USD	September 2024 - March 2025	Secured[1]	6.9% per annum, settled monthly	100,000	100,000

USD	September 2024 - June 2025	Unsecured[6]	7.8% per annum, settled quarterly	104,000	104,000
CNY	September 2024 - September 2025	Unsecured[6]	12 month LPR[3] plus 0.45% settled quarterly	39,000	5,343
USD	September 2024 - September 2025	Secured[1]	12 month Term SOFR[5] plus 1.15% settled on maturity	100,000	100,000
USD	September 2024 - September 2025	Secured[1]	12 month Term SOFR[5] plus 1.1% settled on maturity	100,000	100,000
EUR	October 2024 - February 2025	Secured[2]	3 month EURIBOR[4] plus 2.3% settled on maturity	361,886	375,548
USD	December 2024 - January 2025	Secured[1]	1 month Term SOFR[5] plus 1% settled on maturity	25,000	25,000
USD	December 2024 - January 2025	Secured[1]	1 month Term SOFR[5] plus 1% settled on maturity	50,000	50,000
USD	December 2024 - February 2025	Secured[1]	1 month Term SOFR[5] plus 1% settled on maturity	50,000	50,000
USD	December 2024 - February 2025	Secured[1]	1 month Term SOFR[5] plus 1% settled on maturity	25,000	25,000
USD	December 2024 - December 2025	Unsecured[6]	12 month Term SOFR[5] plus 0.3% settled quarterly	41,650	41,650
USD	December 2024 - December 2025	Unsecured[6]	12 month Term SOFR[5] plus 0.3% settled quarterly	58,350	58,350
USD	December 2024 - December 2025	Unsecured[6]	12 month Term SOFR[5] plus 0.3% settled quarterly	11,200	11,200
CNY	December 2024 - December 2025	Unsecured[6,7]	12 month LPR3 plus 1.4% settled monthly	2,000,000	274,000
CNY	December 2024 - December 2025	Secured[1,7]	12 month LPR3 plus 1.4% settled monthly	1,000,000	137,000
CNY	December 2024 - December 2025	Unsecured[6]	12 month LPR3 plus 0.9% settled quarterly	14,000	1,918
USD	December 2024 - December 2025	Secured[1]	12 month Term SOFR[5] plus 1.1% settled on maturity	125,000	125,000
Total					$2,414,763
1 - Secured by Geely.
2 - New vehicle inventory purchased via this facility is pledged as security until repaid. This facility has a repayment period of 90 days and includes a covenant tied to the Group’s financial performance and minimum quarterly cash levels of €400,000. As of the issuance date of these Consolidated Financial Statements.
3 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
4 - Euro Interbank Offered Rate (“EURIBOR”).
5 - Secured Overnight Financing Rate ("SOFR")
6 - Letter of comfort from Geely.
7 - The working capital CNY loans from the Industrial Bank, Ningbo branch, are subject to covenant requirements. These require a six-month observation period starting from the loan issuance date, during which the monthly average sales of Polestar vehicles must reach at least 5,000 units. Upon breach, the bank is entitled to collect 25% of the loan principal and interest each month starting from July 2025, ensuring that the entire loan amount, including principal and interest, is fully repaid within four months.
The Group has the following non-current syndicated loans from banks outstanding as of December 31, 2024:

Currency	Term	Security	Interest	Nominal amount in respective currency	Carrying value in USD
USD	February 2024 - February 2027	Unsecured[2,3,6]	3 month Term SOFR[1] plus 3.35%	583,489	577,785
EUR	February 2024 - February 2027	Unsecured[2,3,6]	3 month EURIBOR[4] plus 2.85%	340,000	349,450
Total					$927,235
1 - Term Secured Overnight Financing Rate ("Term SOFR").
2 - Keepwell deed from Geely, and Letter of Comfort from Volvo Cars and PSD.
3 - The loans are secured by interest reserve accounts pledges with an aggregate of three months interest deposited.
4 - Euro Interbank Offered Rate (“EURIBOR”).
5 - The nominal amount in USD as of December 31, 2024, is $352,825.
6 - The syndicated loans are subject to covenant requirements, including but not limited to a minimum annual revenue of $5,359,900 for 2024, minimum quarterly cash levels of €400,000, maximum quarterly financial indebtedness of $5,500,000, and maximum quarterly debt ratio of 0.9. Prior to December 31, 2024, Polestar applied for, and received acceptance of, a waiver and amendment of the revenue covenant and a waiver of the debt ratio covenant. The waiver amended the covenant of consolidated revenue for the Group for the year ended December 31, 2024 by adjusting the amount from $5,359,900 to $1,400,000 as well as waiving the testing of the debt ratio for the quarter ended December 31, 2024 and the quarter ended March 31, 2025; the debt ratio covenant will continued to be tested in the quarters thereafter.
The Group had the following working capital loans outstanding as of December 31, 2023:

Currency	Term	Security	Interest	Nominal amount in respective currency	Carrying value in USD
EUR	February 2023 - February 2024	Secured[1]	3 month EURIBOR3 plus 2.3% and an arrangement fee of 0.15%	400,104	442,795
USD	March 2023 - March 2024	Unsecured[2]	7.35% per annum, settled quarterly	100,000	100,000
CNY	March 2023 - March 2024	Unsecured[2]	12 month LPR4 plus 0.05%, settled quarterly	260,000	36,617
CNY	April 2023 - April 2024	Unsecured[2]	12 month LPR4 plus 0.05%, settled quarterly	11,430	1,610
CNY	May 2023 - May 2024	Unsecured[2]	12 month LPR4 plus 0.45%, settled quarterly	231,000	32,533
CNY	June 2023 - June 2024	Unsecured[2]	12 month LPR4 plus 1.3%, settled monthly	310,000	43,659
USD	August 2023 - August 2024	Unsecured[2]	3 month SOFR5 plus 2.3%, settled quarterly	402,000	402,000
USD	August 2023 - August 2024	Secured[6]	12 month SOFR5 plus 0.9%, settled quarterly	320,000	320,000
USD	August 2023 - August 2024	Unsecured[2]	12 month SOFR5 plus 1.1%, settled quarterly	82,000	82,000
CNY	September 2023 - September 2024	Unsecured[2]	12 month LPR4 plus 0.25%, settled quarterly	500,000	70,417
USD	September 2023 - September 2024	Unsecured[2]	12 month SOFR5 plus 0.65%, settled quarterly	118,000	118,000
USD	September 2023 - September 2024	Secured[6]	12 month SOFR5 plus 1.11%, settled semi-annual	100,000	100,000
CNY	October 2023 - October 2024	Unsecured[2]	12 month LPR4 plus 0.15% settled quarterly	200,000	28,167
CNY	December 2023 - December 2024	Unsecured[2]	12 month LPR4 plus 1.05% settled quarterly	92,000	12,957
USD	December 2023 - December 2024	Secured[6]	12 month SOFR5 plus 1.7%, settled semi-annual	133,000	133,000
Total					$1,923,755
1 - New vehicle inventory financed via this facility is pledged as security for 100% of the outstanding principal under the facility, via first-ranking English law security over vehicles and transport documents, until repaid. This facility consists of individual loans that have a repayment period of 90 days, and includes a covenant tied to the Group’s liquidity levels.
2 - Euro Interbank Offered Rate ("EURIBOR").
3 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
4 - Secured by Geely, including letters of keep well from both Volvo Cars and Geely.
5 - Secured Overnight Financing Rate (“SOFR”).
6 - Letters of keep well from both Volvo Cars and Geely.